Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (26,544,958)	$ (23,888,403)
Adjustments reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,345,798	788,106
Stock-based compensation	7,824,176	39,674
Bad debt expense	82,291	40,858
Loss from change in fair-value of convertible shareholder loan	232,041	5,356,574	$ 5,951,087
Non-cash gain on debt extinguishment	(3,838,715)
Accrued interest expense on shareholder loans	2,560,810	957,077
Unrealised loss/(gains)	(1,531,894)
Changes in operating assets and liabilities:
Accounts receivable and other receivables	2,957,000	(1,039,664)
Other current assets	1,788,011	(296,421)
Accounts payable and vouchers payable	(2,897,350)	1,671,417
Accrued expenses	1,659,719	588,407
Value-added tax payable	209,122	(108,584)
Income taxes receivable	284,519	231,241
Other current liabilities	(47,481)	279,786
Net cash used in operating activities	(15,916,911.08)	(15,379,932)
Cash flows from investing activities:
Purchases of property and equipment	(127,237)	(287,759)
Purchases of intangible assets	(2,105,528)	(852,404)
Net cash used in investing activities	(2,232,766)	(1,140,163)
Cash flows from financing activities:
Proceeds from issuance of common stock	83,534,362
Proceeds from issuance of debt (convertible loans)	(22,792,165)	16,952,654
Proceeds from shareholder loan	(40,007,763)
Net cash provided by financing activities	20,734,434	16,952,654
Effect of exchange rate changes on cash and cash equivalents	(2,516,040)	1,210,651
Change in cash, cash equivalents and restricted cash during the year	68,717	1,643,210
Cash, cash equivalents and restricted cash, beginning of year	832,671	587,150	587,150
Cash, cash equivalents and restricted cash, end of period	$ 901,388	$ 2,230,360	$ 832,671